Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2013 CNY Location	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2012 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2011 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2013 Reduction To Operating Expenses USD ($)	Dec. 31, 2012 Reduction To Operating Expenses USD ($)	Dec. 31, 2011 Reduction To Operating Expenses USD ($)	Dec. 31, 2013 Other Operating Income USD ($)	Dec. 31, 2012 Other Operating Income USD ($)	Dec. 31, 2011 Other Operating Income USD ($)	Dec. 31, 2013 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2012 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2011 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2013 Fixed Price Contracts USD ($)	Dec. 31, 2012 Fixed Price Contracts USD ($)	Dec. 31, 2011 Fixed Price Contracts USD ($)	Dec. 31, 2013 Volume Basis Contracts USD ($)	Dec. 31, 2012 Volume Basis Contracts USD ($)	Dec. 31, 2011 Volume Basis Contracts USD ($)	Dec. 31, 2013 PRC	Dec. 31, 2013 Finite-lived Intangible Assets	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Fixed Price Contracts
Financing Receivable, Impaired [Line Items]
Restriction period for cash deposit																														3 months	6 months
Acquired intangible assets, weighted average amortization period																													4 years 6 months
Impairment loss of intangible assets	$ 0		$ 0		$ 0
Impairment loss on goodwill	0		0		0
Net revenues	444,195,000	[1]	381,144,000	[1]	283,417,000	[1]													160,884,000	142,474,000	107,261,000	277,118,000	235,877,000	172,695,000	6,193,000	2,793,000	3,461,000
Service period																																2 years
Business tax rate																												5.00%
Number of provinces that VAT reform pilot program expended							8
Value added tax rate	6.00%
VAT rebate revenue	198,000		16,000		77,000
Government subsidies	1,175,000		1,110,000		1,840,000					11,019,000	13,845,000	9,277,000	1,594,000	3,192,000	3,054,000	1,175,000	1,110,000	1,840,000
Cash							478,731,600	531,962,381	473,192,669

[1]	Net revenues are presented by headquarters location of the Group's clients.